Average Annual Total Returns{- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-13 - Fidelity Advisor® Floating Rate High Income Fund
	Fidelity Advisor Floating Rate High Income Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Floating Rate High Income - Class I Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income - Class I Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP026 Past 1 year	SP026 Past 5 years	SP026 Past 10 years
Total	(1.43%)	3.88%	2.94%	(2.90%)	2.13%	1.38%	(0.89%)	2.19%	1.56%	(1.44%)	3.85%	2.88%	(0.38%)	3.68%	2.46%	1.62%	4.71%	3.46%	1.82%		2.96%	[1]	Oct. 02, 2018	3.50%	5.43%	4.54%

[1]	(a)Since inception October 2, 2018.